INVENTORIES, NET	6 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 3 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31, 2025	As of June 30, 2025

Raw materials	$183,088	$65,099
Work in process	701,242	1,247,634
Finished goods	2,266,332	2,475,971
	3,150,662	3,788,704
Less: inventory allowance	(857,351)	(1,068,914)
Inventory, net	$2,293,311	$2,719,790

Inventory includes raw materials, work in progress, and finished goods. Finished goods include direct material costs, direct labor costs, and manufacturing overhead. For the six months ended December 31, 2025, the Company abandoned nearly all inventories in its United States warehouse in connection with the disposal of the warehouse at the end of fiscal year 2025.

Inventory allowance movement is as follows:

	For the Six Months Ended December 31, 2025	As of June 30, 2025

Beginning balance	$1,068,914	$381,470
Provision	688,689	681,884
Write-off	(919,503)	-
Foreign currency translation adjustments	19,251	5,560
Ending balance	$857,351	$1,068,914

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)